Investment Strategy - Virtus Income & Growth Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to achieve its investment objective by normally investing in a combination of common stocks and other equity securities, debt securities and convertible securities. It is expected that substantially all of the fund’s debt securities and a substantial portion of its convertible securities will consist of securities rated below investment grade (sometimes referred to as “high yield securities” or “junk bonds”). The allocation of the fund’s investments across these asset classes will vary from time to time, but as of the date of this prospectus, the fund expects its assets to be allocated approximately evenly to the following three strategies:

U.S. Growth Equities: This strategy’s subadviser invests the fund’s assets primarily in equity securities of U.S. companies with market capitalizations of at least $1 billion. The portfolio managers attempt to include securities in the fund’s portfolio that exhibit the greatest combination of earnings growth potential, quality (as reflected by consistent business fundamentals), and attractive valuation. This strategy may also include non-U.S. securities, including through American Depositary Receipts (ADRs), as well as securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs).

Under normal circumstances, this strategy’s subadviser expects to employ a strategy of writing (selling) options on stocks and/or indexes related to the fund’s equity portfolio. The extent of the fund’s use of this strategy will vary depending on market conditions and other factors, and the fund may from time to time write options on only a portion, or none, of the fund’s equity portfolio. This strategy’s subadviser may also seek to generate additional income for the fund by buying equity-linked notes (ELNs) that are designed by this strategy’s subadviser to have the effect of writing (selling) options on a portion of its equity portfolio.

Convertible Securities: This strategy’s subadviser follows a disciplined, fundamental bottom-up research process, which facilitates the early identification of issuers demonstrating the ability to improve their fundamental characteristics. The portfolio managers use fundamental analysis and qualitative measures to assess and select issuers they believe exhibit high visibility of future expected operating performance. The fundamental research process generally includes: a breakdown of a company and its growth by division and region, including revenue model analysis; profit margin analysis; analysis of experience and quality of its management; industry dynamics and competitive analysis; distribution channel and supply chain analysis; and macroeconomic climate analysis. Also, the portfolio managers typically look for the following in candidates: the potential for bond rating upgrades; debt reduction capabilities; the ability to secure other sources of capital; the potential to be recognized as an acquisition candidate; and corporate dividend policy. The subadvisers may consider selling a particular security when the portfolio managers perceive a change in company fundamentals; a decline in relative attractiveness to other issues; and/or a decline in industry fundamentals, or if any of the original reasons for purchase materially changes. The convertible securities in which the fund may invest include bonds, debentures, notes, preferred stocks, “synthetic” convertibles and other securities or investments that may be converted or exchanged (by the holder or by the issuer) into equity securities of the issuer (or cash or securities of equivalent value). The weighted average maturity of the portion of the fund’s assets invested in convertible and debt securities will typically be 10 years or less, although the weighted average maturity may vary depending on market and other conditions.

With respect to convertible securities, the portfolio managers evaluate each such security’s investment characteristics as a fixed income instrument as well as its potential for capital appreciation. Under normal market conditions, the portfolio managers seek to invest in securities that can participate in the upside of the underlying equity and provide downside protection from the bond.

High-Income Credits: Under normal circumstances, this strategy invests in various types of lower-rated, higher yielding debt instruments, including corporate obligations, first- and second- lien senior floating rate loans and other debt obligations. In selecting investments for purchase and sale, the subadviser will emphasize instruments which are within the segment of the high yield market it has targeted, which are loans and instruments rated below investment grade (sometimes referred to as “high yield securities” or “junk bonds”) or unrated instruments that the subadviser believes are of comparable quality. The fund’s loan investments will include both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. In addition, to implement this investment strategy, the fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. It is expected that a high percentage of the fund’s investments in this strategy will be rated below investment grade. The fund’s fixed income portfolio will be managed with a duration that is close to the fund’s comparative benchmark, the ICE BofA US High Yield BB-B Constrained Index, which is generally between 3 and 6 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility. The fund may also invest a portion of its assets in instruments that are restricted as to resale.

The “Principal Risks” section in the summary prospectus and the summary section of the statutory prospectus, and the list of risks will be replaced with the following: